U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

          1         Name and Address of Issuer:
                    Principal Bond Fund, Inc.
                    The Principal Financial Group
                    Des Moines, IA  50392-0200

          2 The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issues, check the box but do not list series or classes):
                    ---------------------------
                                X
                    ---------------------------

          3         Investment Company Act File Number:       811-05172
                    Securities Act File Number:               33-14536

          4 a       Last day of fiscal year for which this notice is filed:
                              October 31, 2004

          4 b Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
                    ---------------------------
                               N/A
                    ---------------------------
                    Note: If the Form is being filed late, interest must be paid on the registration fee due.

          4 c Check box if this is the last time the issuer will be filing this Form.
                    ---------------------------
                               N/A
                    ---------------------------

5          Calculation of registration fee:

           (i) Aggregate sale price of securities sold during the
               fiscal year in reliance on rule 24f-2:                                                           $42,417,552

           (ii) Aggregate price of shares redeemed or
                repurchased during the fiscal year:                                     53,893,634

           (iii)Aggregate price of shares
                redeemed or repurchased during
                any prior fiscal year ending no
                earlier than October 11, 1995
                that were not previously used to
                reduce registration fees
                payable to the Commission:                                               2,364,037

           (iv) Total available redemption credits
                [Add items 5(ii) and                                                                              56,257,671
                5(iii)]:

           (v)  Net Sales - If Item 5(i) is greater than Item 5(iv)                                                       $0
                [subtract Item 5(iv) from Item 5(i)]:

  ----------------------------------------------------------------------------------------------------------------------------

           (vi) Redemption credits available for
                use in future years -- if Item
                5(i) is less than Item 5(iv)
                [subtract Item
                5(iv) from Item 5(i)]"                                                 (13,840,119)

           -------------------------------------------------------------------------------------------------------------------

          (vii) Multiplier for determining registration Instruction c.9):                                          0.0001177

         (viii) Registration fee due [Multiply Item 5(v) by Item
                5(vii)] (enter "0" if no fee is due):                                                                   0.00
                                                                                                             =====================

         6      Prepaid Shares
                If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
                Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescisision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:
                ____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state the number here: ____________.

         7      Interest due-if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                                                             +              0
                                                                                                             ---------------------

         8      Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                                         0.00
                                                                                                             =====================

          9 Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                    ---------------------------
                               N/A
                    ---------------------------

                    Method of Delivery:

                    ---------------------------
                               N/A             Wire Transfer
                    ---------------------------
                    ---------------------------
                               N/A             Mail or other means
                    ---------------------------


                                    Signature

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

Principal Bond Fund, Inc.



By /s/ Layne A. Rasmussen
  -----------------------------------
   Layne A. Rasmussen
   Controller


Date: 20th day of January 2005